INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Inventory, Net [Abstract]
Raw materials	$ 3,378		$ 3,064
Work-in-progress	2,635		2,537
Finished goods	427		534
Total inventories	6,440		$ 6,135
Inventory write-offs	$ 67	$ 192